Schedule of Investments (unaudited)
February 28, 2026
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 Franklin New York Municipal Income ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 94.1%
Guam — 0.3%
Antonio B Won Pat, GU, International Airport Authority Revenue:
Series A, Refunding	5.125%	10/1/34	$390,000	$434,249 (a)
Series A, Refunding	5.250%	10/1/36	680,000	756,184 (a)
Series A, Refunding	5.375%	10/1/40	525,000	573,814 (a)
Total Guam				1,764,247
New York — 92.1%
Albany, NY, Capital Resource Corp. Revenue:
College of Pharmacy and Health Sciences, Series 2014, Refunding	5.000%	12/1/30	250,000	250,272
College of Pharmacy and Health Sciences, Series 2014, Refunding	5.000%	12/1/31	115,000	115,118
College of Pharmacy and Health Sciences, Series 2014, Refunding	5.000%	12/1/32	495,000	495,468
College of Pharmacy and Health Sciences, Series 2014, Refunding	5.000%	12/1/33	325,000	325,283
Empire Commons Student Housing Inc., Series A, Refunding	5.000%	5/1/28	600,000	601,752
Empire Commons Student Housing Inc., Series A, Refunding	5.000%	5/1/29	1,090,000	1,093,057
Empire Commons Student Housing Inc., Series A, Refunding	5.000%	5/1/30	1,050,000	1,052,878
Empire Commons Student Housing Inc., Series A, Refunding	5.000%	5/1/31	1,500,000	1,503,991
Empire Commons Student Housing Inc., Series A, Refunding	5.000%	5/1/32	505,000	506,257
Kipp Capital Region Public Charter Schools Project, Series 2024	5.000%	6/1/64	2,600,000	2,530,446
Medical Center Hospital Project, Series A, Refunding	5.250%	5/1/50	1,000,000	1,068,002
Brookhaven, NY, Local Development Corp. Revenue:
Active Retirement Community Inc., Series 2016, Refunding	5.250%	11/1/36	1,200,000	1,214,140
Long Island Community Hospital Project, Series A, Refunding	4.000%	10/1/45	2,000,000	1,915,656
Broome County, NY, Local Development Corp. Revenue:
Good Shepherd Village at Endwell Inc. Project, Series 2021, Refunding	4.000%	7/1/41	2,690,000	2,612,453
United Health Services Hospitals Inc. Project, Series 2020, Refunding, AG	4.000%	4/1/40	1,350,000	1,365,141
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
Charter School For Applied Technologies Project, Series A, Refunding	5.000%	6/1/35	2,000,000	2,038,297
D’Youville College Project, Series A, Refunding	4.000%	11/1/50	6,535,000	4,946,160
Orchard Park CCRC Inc. Project, Series 2015, Refunding	5.000%	11/15/30	500,000	500,822
Orchard Park CCRC Inc. Project, Series 2015, Refunding	5.000%	11/15/37	4,470,000	4,475,292
Build NYC Resource Corp., NY, Revenue:
Classical Charter Schools Project, Series A	4.500%	6/15/43	700,000	669,943
Classical Charter Schools Project, Series A	4.750%	6/15/53	850,000	769,101
Classical Charter Schools Project, Series A	4.750%	6/15/58	725,000	647,177
East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	1,000,000	999,615 (b)
Global Community Charter School Project, Series A	5.000%	6/15/42	850,000	810,002
Global Community Charter School Project, Series A	5.000%	6/15/52	1,520,000	1,314,144
Global Community Charter School Project, Series A	5.000%	6/15/57	1,300,000	1,101,147
Grand Concourse Academy Charter School Project, Series A	5.000%	7/1/42	550,000	560,242
Grand Concourse Academy Charter School Project, Series A	5.000%	7/1/52	1,425,000	1,384,395
Inwood Academy For Leadership Charter School Project, Series A	4.875%	5/1/31	285,000	289,245 (b)
Inwood Academy For Leadership Charter School Project, Series A	5.125%	5/1/38	1,100,000	1,110,925 (b)
Kipp NYC Public School Facilities, Canal West Project, Series 2022	5.250%	7/1/62	6,250,000	6,292,829
Manhattan College Project, Refunding	5.000%	8/1/47	1,000,000	971,057
New World Preparatory Charter School Project, Series A	4.000%	6/15/41	525,000	482,521 (b)
New World Preparatory Charter School Project, Series A	4.000%	6/15/51	975,000	779,292 (b)
See Notes to Schedule of Investments.

Franklin New York Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New World Preparatory Charter School Project, Series A	4.000%	6/15/56	$450,000	$346,586 (b)
Senior Airport Facilities, Trips Obligated Group, Series 2025	5.500%	7/1/55	1,000,000	1,048,383 (a)
Seton Education Partners, Brilla Project, Series A	4.000%	11/1/31	1,265,000	1,272,305 (b)
Seton Education Partners, Brilla Project, Series A	4.000%	11/1/41	1,780,000	1,626,254 (b)
Seton Education Partners, Brilla Project, Series A	4.000%	11/1/51	700,000	560,576 (b)
Success Academy Charter Schools Project, Series 2024	4.000%	9/1/44	1,050,000	1,021,933
The Children’s Aid Society Project	4.000%	7/1/38	290,000	296,545
The Children’s Aid Society Project	4.000%	7/1/44	450,000	431,325
The Children’s Aid Society Project	5.000%	7/1/45	2,500,000	2,501,009
The Children’s Aid Society Project	4.000%	7/1/49	1,000,000	901,689
Unity Preparatory Charter School of Brooklyn Project, Series A	5.250%	6/15/43	680,000	696,850 (b)
Unity Preparatory Charter School of Brooklyn Project, Series A	5.500%	6/15/53	1,000,000	1,004,338 (b)
Unity Preparatory Charter School of Brooklyn Project, Series A	5.500%	6/15/63	1,600,000	1,599,725 (b)
Urban Resource Institute Project, Series A	5.500%	12/1/56	750,000	796,399
Clinton County, NY, Capital Resource Corp. Revenue:
CVES BOCES Project, Series 2025	4.500%	7/1/40	1,100,000	1,152,437 (b)
CVES BOCES Project, Series 2025	4.750%	7/1/43	1,000,000	1,041,010 (b)
CVES BOCES Project, Series 2025	5.000%	7/1/46	800,000	832,893 (b)
Dutchess County, NY, Local Development Corp. Revenue:
Bard College Project, Series A, Refunding	5.000%	7/1/40	1,000,000	1,030,555
Bard College Project, Series A, Refunding	5.000%	7/1/45	3,400,000	3,431,763
Bard College Project, Series A, Refunding	5.000%	7/1/51	4,000,000	4,002,776
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/35	175,000	180,901
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/36	175,000	179,613
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/37	175,000	178,502
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/38	200,000	202,696
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/39	100,000	100,997
Culinary Institute of America Project, Series 2021, Refunding	4.000%	7/1/40	100,000	100,286
Culinary Institute of America Project, Series A-1, Refunding	5.000%	7/1/35	155,000	155,830
Marist College Project, Series 2022	5.000%	7/1/52	4,500,000	4,580,252
Erie County, NY, IDA Revenue, Westchester Park Preservation L.P. Project, Series 2023, FNMA - Collateralized	4.250%	2/1/41	4,410,000	4,583,296
Genesee County, NY, Funding Corp. Revenue, Rochester Regional Health Energy Projects, Series A	5.500%	12/1/55	1,500,000	1,567,994
Hempstead Town, NY, Local Development Corp. Revenue:
Adelphi University Project, Series 2019, Refunding	4.000%	2/1/39	1,000,000	1,005,109
Evergreen Charter School Project, Series A	5.250%	6/15/52	2,000,000	1,943,450
Hofstra University Project, Refunding	5.000%	7/1/42	1,200,000	1,222,859
Molloy College Project, Series 2017, Refunding	5.000%	7/1/37	315,000	320,403
Molloy College Project, Series 2017, Refunding	5.000%	7/1/38	480,000	487,580
Molloy College Project, Series 2018	5.000%	7/1/38	865,000	888,520
Long Island, NY, Power Authority Electric System Revenue:
Series A, Refunding	3.000%	9/1/40	1,000,000	923,890
Series A, Refunding	5.000%	9/1/49	10,000,000	10,642,159
Series A, Refunding	5.250%	9/1/50	1,500,000	1,635,395
See Notes to Schedule of Investments.

Franklin New York Municipal Income ETF 2026 Quarterly Report

 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Monroe County, NY, Industrial Development Corp. Revenue:
Eugenio Maria De Hostos Charter School Project	5.000%	7/1/44	$1,320,000	$1,320,468 (b)
Eugenio Maria De Hostos Charter School Project	5.000%	7/1/54	2,000,000	1,857,269 (b)
Eugenio Maria De Hostos Charter School Project	5.000%	7/1/59	1,350,000	1,239,502 (b)
Highland Hospital of Rochester Project, Refunding	4.000%	7/1/40	3,890,000	3,956,014
Rochester Regional Health Project, Refunding	4.000%	12/1/46	1,250,000	1,108,653
St. John Fisher University Project, Refunding	5.250%	6/1/49	635,000	674,276
St. John Fisher University Project, Refunding	5.250%	6/1/54	850,000	890,729
The Rochester General Hospital Project	5.000%	12/1/35	600,000	605,076
The Rochester General Hospital Project	5.000%	12/1/46	3,000,000	3,001,039
True North Rochester Preparatory Charter School Project	5.000%	6/1/59	4,120,000	3,983,320 (b)
MTA, NY, Dedicated Tax Fund Revenue:
Green Bonds, Series A, Refunding	5.000%	11/15/49	1,000,000	1,052,622
Green Bonds, Series A, Refunding	5.250%	11/15/54	5,000,000	5,313,552
MTA, NY, Transportation Revenue:
Green Bonds, Series A, Refunding	5.250%	11/15/55	1,000,000	1,048,389
Green Bonds, Series A, Refunding, BAM	4.000%	11/15/48	4,000,000	3,757,166
Green Bonds, Series A-1	4.000%	11/15/47	3,000,000	2,719,336
Green Bonds, Series C, Refunding, BAM	5.000%	11/15/44	10,000,000	10,385,972
Green Bonds, Series D-2	4.000%	11/15/47	2,000,000	1,837,318
Nassau County, NY, Local Economic Assistance Corp. Revenue, Roosevelt Children’s Academy Charter School Project	5.000%	7/1/55	2,750,000	2,527,347
New York City, NY, GO:
Series A	5.000%	8/1/46	1,450,000	1,531,543
Series A	5.000%	8/1/47	5,300,000	5,558,639
Series C	5.000%	8/1/42	5,350,000	5,661,922
Series C	5.250%	3/1/53	5,835,000	6,145,581
Subseries A-1	4.000%	8/1/42	3,500,000	3,503,210
Subseries B-1	5.250%	10/1/43	1,500,000	1,640,172
Subseries B-1	5.250%	10/1/47	4,800,000	5,085,337
Subseries C-1	5.250%	9/1/46	5,000,000	5,419,617
Subseries G-1	5.250%	2/1/53	350,000	371,285
New York City, NY, HDC, MFH Revenue:
Series F-1, FHA	2.500%	11/1/51	5,480,000	3,640,231
Series F-1, FHA	2.600%	11/1/56	4,000,000	2,577,497
Sustainable Development Bonds, Refunding, FHA	2.450%	11/1/45	4,020,000	2,991,280
Sustainable Development Bonds, Series A	3.050%	11/1/42	3,195,000	2,938,602
Sustainable Development Bonds, Series A	4.950%	11/1/58	2,000,000	2,016,346
Sustainable Development Bonds, Series A-1, FHA	4.750%	11/1/54	3,000,000	3,023,111
Sustainable Development Bonds, Series B-1, HUD Section 8	4.750%	11/1/54	2,750,000	2,772,654
Sustainable Development Bonds, Series C-1, Refunding	2.500%	11/1/51	5,000,000	3,321,378
Sustainable Development Bonds, Series C-1, Refunding	2.600%	11/1/56	1,660,000	1,069,661
Sustainable Development Bonds, Series I-1	2.700%	11/1/55	7,000,000	4,664,414
Sustainable Development Bonds, Series I-1	2.800%	11/1/60	3,000,000	1,921,790
Sustainable Development, Green Bonds, Series D-1B, Refunding, FHA	2.400%	11/1/50	5,000,000	3,291,006
Tax-Exempt Bonds, Series F	5.250%	12/15/43	2,650,000	2,758,686
See Notes to Schedule of Investments.

Franklin New York Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A, Refunding	4.000%	2/15/48	$880,000	$836,156
New York City, NY, Industrial Development Agency Revenue, Series A, Refunding	5.000%	7/1/28	835,000	835,801 (a)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Series AA, Subseries AA-1	5.250%	6/15/52	1,000,000	1,056,353
Series AA	5.250%	6/15/53	10,000,000	10,641,236
Series AA-1	5.000%	6/15/48	2,090,000	2,181,571
Series BB	5.250%	6/15/55	7,500,000	7,994,002
Series BB-1, Refunding	3.000%	6/15/44	1,000,000	847,406
Series DD, Refunding	5.250%	6/15/47	4,000,000	4,315,652
New York City, NY, TFA, Building Aid Revenue, Series S-2, Refunding, State Aid Withholding	5.000%	7/15/43	750,000	843,022
New York City, NY, TFA, Future Tax Secured Revenue:
Series B	4.000%	8/1/38	5,000,000	5,074,632
Series B	5.000%	5/1/40	2,000,000	2,232,770
Series B	5.000%	5/1/43	2,150,000	2,353,230
Series C	5.000%	5/1/46	3,500,000	3,746,431
Series D	5.500%	11/1/45	10,000,000	10,964,164
Series F-1	5.250%	2/1/53	5,000,000	5,291,269
Subordinate, Series C-1	4.000%	5/1/40	2,500,000	2,544,618
Subseries A-1	5.000%	5/1/45	4,000,000	4,273,258
Subseries C-1	4.000%	5/1/39	5,000,000	5,128,753
New York Country Tobacco Trust, Tobacco Settlement Revenue:
Series 2001	5.750%	6/1/43	700,000	713,305
Series A, Refunding	5.000%	6/1/38	6,905,000	6,482,451
Series B, Refunding	5.000%	6/1/36	265,000	265,916
Series B, Refunding	5.000%	6/1/41	250,000	250,544
Series C, Refunding	5.000%	6/1/45	1,000,000	884,575
Series C, Refunding	5.000%	6/1/51	2,300,000	1,957,683
New York State Convention Center Development Corp. Revenue, Senior Lien, Hotel Unit Fee Secured, Series A	0.000%	11/15/50	7,000,000	2,229,494
New York State Dormitory Authority Revenue:
Barnard College, Series A, Refunding	5.000%	7/1/55	1,000,000	1,032,885
General Purpose Bonds, Series A, Unrefunded	5.250%	3/15/52	3,000,000	3,181,405
Iona College, Series 2022, Refunding	5.000%	7/1/31	625,000	687,425
Iona College, Series 2022, Refunding	5.000%	7/1/32	525,000	583,848
Iona College, Series 2022, Refunding	5.000%	7/1/42	225,000	235,028
Iona College, Series A	5.000%	7/1/51	350,000	351,761
New York Institute of Technology, Series 2024	5.000%	7/1/43	770,000	811,236
New York Institute of Technology, Series 2024	5.000%	7/1/44	700,000	731,498
New York Institute of Technology, Series 2024	5.250%	7/1/49	2,300,000	2,373,596
New York Institute of Technology, Series 2024	5.250%	7/1/54	2,900,000	2,965,583
New York University, Series 2011, AMBAC	5.500%	7/1/40	6,000,000	7,204,770
New York University, Series A, Refunding	5.250%	7/1/55	1,000,000	1,062,192
Northwell Healthcare Inc., Series A, Refunding	4.000%	5/1/45	10,000,000	9,573,742
See Notes to Schedule of Investments.

Franklin New York Municipal Income ETF 2026 Quarterly Report

 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Northwell Healthcare Inc., Series A, Refunding	4.000%	5/1/54	$5,000,000	$4,487,100
Northwell Healthcare Inc., Series A, Refunding	5.250%	5/1/54	1,500,000	1,561,967
Pace York University, Series A	5.500%	5/1/49	875,000	917,181
Pace York University, Series A	5.500%	5/1/56	1,750,000	1,817,381
School Districts Financial Program Bonds, Series C, Unrefunded, AG, State Aid Withholding	5.000%	10/1/31	20,000	20,041
School Districts Financial Program Bonds, Series C, Unrefunded, AG, State Aid Withholding	5.125%	10/1/36	40,000	40,079
St. Joseph’s College, Series 2021	4.000%	7/1/35	600,000	564,744
St. Joseph’s College, Series 2021	4.000%	7/1/40	200,000	176,460
St. Joseph’s College, Series 2021	5.000%	7/1/51	1,775,000	1,528,658
The New School, Series A, Refunding	5.000%	7/1/40	900,000	961,992
Wagner College, Series 2022, Refunding	5.000%	7/1/36	730,000	703,306
Wagner College, Series 2022, Refunding	5.000%	7/1/38	840,000	804,031
White Plains Hospital, Series 2024	5.250%	10/1/49	2,200,000	2,241,151
New York State Dormitory Authority, Mount Sinai Obligated Group Revenue, Series 2025	5.250%	7/1/50	3,000,000	3,027,170
New York State Dormitory Authority, Sales Tax Revenue:
Series A	5.000%	3/15/54	5,000,000	5,220,338
Series B, Refunding	5.000%	3/15/51	2,500,000	2,625,988
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 5, Series A, Refunding	3.000%	3/15/38	1,320,000	1,262,166
Series A, Refunding	5.000%	3/15/55	5,240,000	5,457,085
Tax-Exempt Bonds, Series B, Refunding	5.000%	2/15/39	5,000	5,201 (c)
Tax-Exempt Bonds, Series B, Refunding	5.000%	2/15/41	10,000	10,401 (c)
New York State Energy Finance Development Corp. Revenue, Series 2025	5.000%	12/1/33	1,400,000	1,503,270 (d)(e)
New York State Energy Research & Development Authority Pollution Control Revenue:
New York State Electric & Gas Corp. Project, Series C, Refunding	4.000%	4/1/34	3,600,000	3,805,306
New York State Electric & Gas Corp. Project, Series D, Refunding	3.500%	10/1/29	5,000,000	5,107,035
New York State Environmental Facilities Corp., Solid Water Disposal Facility Revenue, Casella Waste Systems Inc. Project	5.125%	9/3/30	1,000,000	1,055,812 (a)(b)(d)(e)
New York State HFA Revenue, 325 Kent Avenue Housing, Series A, Refunding, FNMA - Collateralized	3.950%	1/1/35	5,000,000	5,127,875 (d)(e)
New York State Liberty Development Corp. Revenue:
1 World Trade Center Project, Series 2021, Refunding	3.000%	2/15/42	1,500,000	1,336,303
1 World Trade Center Project, Series 2021, Refunding	2.750%	2/15/44	8,250,000	6,454,785
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	13,975,000	13,998,038 (b)
3 World Trade Center Project, Class 2, Refunding	5.150%	11/15/34	515,000	515,971 (b)
7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	3,000,000	2,409,950
Goldman Sachs Headquarters	5.500%	10/1/37	4,010,000	4,944,262
Tax-Exempt Bonds, 4 World Trade Center Project, Green Bonds, Refunding	3.000%	11/15/51	7,120,000	5,266,852
Tax-Exempt Bonds, 7 World Trade Center Project, Green Bonds, Refunding	3.000%	9/15/43	25,290,000	22,120,533
Tax-Exempt Bonds, 7 World Trade Center Project, Green Bonds, Refunding	3.125%	9/15/50	3,075,000	2,353,063
New York State Liberty Development Corp., Second Priority Liberty Revenue, Bank of America Tower at One Bryant Park Project, Class 3, Refunding	2.800%	9/15/69	5,500,000	5,185,288
See Notes to Schedule of Investments.

Franklin New York Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A, Refunding	5.000%	1/1/51	$1,000,000	$1,053,544
Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/41	3,000,000	3,035,556
Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	6,000,000	5,830,347
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.625%	4/1/40	2,900,000	3,105,250 (a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	10/1/40	5,000,000	5,177,055 (a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 202	5.000%	10/1/35	750,000	796,074 (a)
JFK Airport Terminal 6 Redevelopment Project, Green Bonds, Series 2025, Refunding	5.500%	12/31/60	2,250,000	2,308,253 (a)
JFK Airport Terminal 6 Redevelopment Project, Green Bonds, Series A, Refunding, AG	5.250%	12/31/54	1,500,000	1,540,957 (a)
John F. Kennedy International Airport New Terminal Four Project, Series 2022	5.000%	12/1/34	2,500,000	2,769,048 (a)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	5,700,000	5,983,668 (a)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2024	5.500%	6/30/60	2,750,000	2,811,200 (a)
John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	1,630,000	1,572,569 (a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	3,500,000	3,501,390 (a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/36	5,000,000	5,143,661 (a)
New York State Urban Development Corp. Revenue, Series A	5.000%	3/15/45	10,000,000	10,729,709
Oneida County, NY, Local Development Corp. Revenue:
Mohawk Valley Health System Project, Series A, AG	4.000%	12/1/46	4,000,000	3,767,061
Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/35	1,000,000	1,025,770
Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/36	1,250,000	1,278,087
Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/37	1,000,000	1,018,454
Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/38	1,250,000	1,270,084
Oneida Indian Nation of New York, NY, Tax Exempt Bonds	6.000%	9/1/43	1,200,000	1,311,962 (b)
Onondaga Civic Development Corp. Revenue:
Le Moyne College Project, Series 2015	5.000%	7/1/34	445,000	445,519
Le Moyne College Project, Series 2018, Refunding	5.000%	1/1/43	740,000	747,946
Le Moyne College Project, Series 2021	4.000%	7/1/38	150,000	150,580
Le Moyne College Project, Series 2021	4.000%	7/1/41	215,000	207,483
Le Moyne College Project, Series 2021	5.000%	7/1/46	450,000	453,912
Le Moyne College Project, Series 2021	5.000%	7/1/51	700,000	694,960
Le Moyne College Project, Series 2022, Refunding	4.000%	7/1/34	300,000	308,333
Le Moyne College Project, Series 2022, Refunding	4.000%	7/1/36	325,000	329,923
Le Moyne College Project, Series 2022, Refunding	4.000%	7/1/39	450,000	449,947
Le Moyne College Project, Series 2022, Refunding	4.000%	7/1/42	525,000	498,337
Le Moyne College Project, Series B, Refunding	4.000%	7/1/36	425,000	430,660
Le Moyne College Project, Series B, Refunding	4.000%	7/1/39	825,000	824,903
Le Moyne College Project, Series B, Refunding	4.000%	7/1/40	300,000	294,872
Syracuse University Project, Series 2025	5.500%	12/1/56	1,000,000	1,100,271
Port Authority of New York & New Jersey Revenue:
Consolidated Series 217	4.000%	11/1/39	3,250,000	3,317,917
See Notes to Schedule of Investments.

Franklin New York Municipal Income ETF 2026 Quarterly Report

 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Consolidated Series 217	5.000%	11/1/44	$2,700,000	$2,848,520
Consolidated Series 217, Refunding	5.000%	1/15/47	3,000,000	3,188,694
Consolidated Series 250, Refunding	5.250%	10/15/51	1,250,000	1,354,967
Poughkeepsie, Dutchess County, NY, GO, Public Improvement Bonds, Series 2019, Refunding	5.000%	6/1/31	600,000	602,797
Southold Local Development Corp. Revenue, Peconic Landing at Southold, Inc. Project, Series 2015	5.000%	12/1/45	2,250,000	2,250,230
St. Lawrence County IDA Civic Development Corp. Revenue:
Clarkson University Project, Series B, Refunding	5.000%	9/1/39	195,000	199,456
Clarkson University Project, Series B, Refunding	5.000%	9/1/40	200,000	202,702
Clarkson University Project, Series B, Refunding	5.000%	9/1/41	200,000	200,823
Suffolk Regional Off-Track Betting Corp., NY, Revenue, Tax-Exempt, GO	6.000%	12/1/53	3,000,000	3,070,426
Suffolk Tobacco Asset Securitization Corp., NY, Revenue, Tobacco Settlement Asset-Backed Bonds, Subordinate Bonds, Series B-2, Refunding	0.000%	6/1/66	5,000,000	461,623
Syracuse Regional Airport Authority, NY, Revenue, Series 2021, Refunding	5.000%	7/1/33	1,500,000	1,634,559 (a)
Tompkins County Development Corp. Revenue, Continuing Care Retirement Community Revenue Bonds, Kendal at Ithaca, Inc. Project, Series A, Refunding	5.000%	7/1/44	2,570,000	2,571,247
Triborough Bridge & Tunnel Authority Revenue:
CAB, Refunding, Series B, Refunding	0.000%	11/15/32	3,900,000	3,238,949
Payroll Mobility Tax Senior Lien Bonds, Series C, Refunding	5.250%	5/15/52	5,500,000	5,768,631
Payroll Mobility Tax, Senior Lien, Series D-2	5.500%	5/15/52	3,250,000	3,472,448
Real Estate Transfer Tax Revenue Bonds, Series A	5.500%	12/1/59	5,000,000	5,386,020
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/34	2,000,000	2,178,087
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/39	2,725,000	2,895,978
TSASC, Inc., Tobacco Settlement Bonds Revenue, Senior Lien, Series A, Refunding	5.000%	6/1/41	8,490,000	8,548,540
Utility Debt Securitization Authority Revenue, Restructuring Bonds, Series 2023, Refunding	5.000%	12/15/40	4,000,000	4,614,270
Westchester County, NY, IDA Revenue, Armory Plaza Housing, L.P. Project, Series 2023, FNMA - Collateralized HUD Section 8	4.300%	5/1/41	3,169,000	3,256,901 (d)(e)
Westchester County, NY, Local Development Corp. Revenue:
Kendal on Hudson Project, Series B, Refunding	5.000%	1/1/32	500,000	530,652
Kendal on Hudson Project, Series B, Refunding	5.000%	1/1/37	525,000	553,848
Kendal on Hudson Project, Series B, Refunding	5.000%	1/1/41	500,000	523,901
New York Blood Center Project, Series 2024	5.000%	7/1/38	1,000,000	1,097,012
Purchase Housing Corp. II Project	5.000%	6/1/42	1,235,000	1,240,684
Purchase Senior Learning Community Inc. Project, Series A, Refunding	5.000%	7/1/56	2,205,000	2,024,678 (b)
Westchester, NY, Tobacco Asset Securitization Corp. Revenue, Series B, Refunding	5.000%	6/1/41	1,250,000	1,264,077
Yonkers EDC Revenue:
La Martine-Warburton LLC, Charter School of Educational Excellence Project, Series A	5.000%	10/15/39	545,000	552,467
La Martine-Warburton LLC, Charter School of Educational Excellence Project, Series A	5.000%	10/15/49	665,000	620,575
La Martine-Warburton LLC, Charter School of Educational Excellence Project, Series A	5.000%	10/15/54	505,000	461,106
Total New York				593,925,387
See Notes to Schedule of Investments.

Franklin New York Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin New York Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — 1.0%
Cofina Class 2 Trust, Tax Exempt Class, Series 2047	0.000%	8/1/47	$1,496,871	$496,961
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/37	2,750,000	2,755,682
Restructured, Series A-1	4.000%	7/1/41	3,200,000	3,105,835
Total Puerto Rico				6,358,478
Washington — 0.7%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.750%	12/1/44	4,300,000	4,842,859

Total Municipal Bonds (Cost — $598,753,949)				606,890,971
Municipal Bonds Deposited in Tender Option Bond Trust(f) — 1.6%
District of Columbia — 1.6%
Metropolitan Washington, DC, Transit Authority, Dedicated Tax Revenue, Second Lien, Series A (Cost — $10,423,638)	5.000%	5/1/48	10,000,000	10,503,302
Total Investments before Short-Term Investments (Cost — $609,177,587)				617,394,273
			Shares
Short-Term Investments — 4.1%
Putnam Government Money Market Fund, Class P Shares (Cost — $26,296,893)	3.450%		26,296,893	26,296,893 (g)(h)
Total Investments — 99.8% (Cost — $635,474,480)				643,691,166
TOB Floating Rate Notes — (1.0)%				(6,665,000)
Other Assets in Excess of Other Liabilities — 1.2%				7,737,818
Total Net Assets — 100.0%				$644,763,984

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(d)	Maturity date shown represents the mandatory tender date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2026, the total market value of investments in Affiliated Companies was $26,296,893 and the cost was $26,296,893 (Note 2).

See Notes to Schedule of Investments.

Franklin New York Municipal Income ETF 2026 Quarterly Report

 Franklin New York Municipal Income ETF
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
EDC	—	Economic Development Corporation
FHA	—	Federal Housing Administration — Insured Bonds
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
HDC	—	Housing Development Corporation
HFA	—	Housing Finance Agency
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
TFA	—	Transitional Finance Authority
At February 28, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	71	6/26	$8,559,889	$8,633,156	$(73,267)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin New York Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin New York Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks as high a level of current income exempt from federal income tax and New York personal income tax as is consistent with preservation of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from

Franklin New York Municipal Income ETF 2026 Quarterly Report

financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$606,890,971	—	$606,890,971
Municipal Bonds Deposited in Tender Option Bond Trust	—	10,503,302	—	10,503,302
Total Long-Term Investments	—	617,394,273	—	617,394,273
Short-Term Investments†	$26,296,893	—	—	26,296,893
Total Investments	$26,296,893	$617,394,273	—	$643,691,166
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$73,267	—	—	$73,267

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2026. The following transactions were

Franklin New York Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
effected in such company for the period ended February 28, 2026.

	Affiliate Value at November 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$15,555,073	$41,065,294	41,065,294	$30,323,474	30,323,474

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Putnam Government Money Market Fund, Class P Shares	—	$160,044	—	$26,296,893

Franklin New York Municipal Income ETF 2026 Quarterly Report